DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

May 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 102.2%
Argentina - 0.1%
MercadoLibre, Inc.*
(Cost $103,483)	140	$119,234

Australia - 2.3%
Afterpay Ltd.*	640	20,141
AGL Energy Ltd.	1,976	21,984
AMP Ltd.*	16,784	18,160
Ampol Ltd.	955	17,173
APA Group(a)	3,167	24,407
Aristocrat Leisure Ltd.	1,737	29,656
ASX Ltd.	655	38,340
Aurizon Holdings Ltd.	8,274	26,088
Australia & New Zealand Banking Group Ltd.	8,505	101,000
BHP Group Ltd.	8,650	198,898
BHP Group PLC	6,047	118,209
BlueScope Steel Ltd.	2,416	17,689
Brambles Ltd.	4,172	32,236
Cochlear Ltd.	287	36,771
Coles Group Ltd.	3,688	37,603
Commonwealth Bank of Australia	5,557	235,157
Computershare Ltd.	989	8,600
CSL Ltd.	1,418	259,997
Dexus REIT	5,235	31,275
Evolution Mining Ltd.	5,047	20,436
Fortescue Metals Group Ltd.	5,972	55,103
Goodman Group REIT	4,850	49,483
GPT Group REIT	6,154	16,299
Insurance Australia Group Ltd.	10,031	40,684
Lendlease Group(a)	2,083	17,878
Macquarie Group Ltd.	1,035	75,553
Magellan Financial Group Ltd.	447	17,314
Medibank Pvt Ltd.	8,655	16,374
Mirvac Group REIT	12,217	19,058
National Australia Bank Ltd.	10,278	121,509
Newcrest Mining Ltd.	2,355	47,804
Northern Star Resources Ltd.	2,241	22,016
Oil Search Ltd.	7,714	17,820
Orica Ltd.	1,480	16,878
Origin Energy Ltd.	7,411	28,975
QBE Insurance Group Ltd.	6,095	35,725
Ramsay Health Care Ltd.	569	26,458
REA Group Ltd.	258	17,207
Santos Ltd.	6,253	22,248
Scentre Group REIT	14,729	21,803
SEEK Ltd.	1,382	18,467
Sonic Healthcare Ltd.	801	14,978
South32 Ltd.	15,425	19,557
Stockland REIT	8,308	19,688
Suncorp Group Ltd.	3,023	18,522
Sydney Airport(a)	4,436	17,226
Tabcorp Holdings Ltd.	7,643	16,336
Telstra Corp. Ltd.	10,559	22,709
Transurban Group(a)	8,399	79,670
Treasury Wine Estates Ltd.	2,482	15,915
Wesfarmers Ltd.	3,474	93,095
Westpac Banking Corp.	10,900	124,594
Woodside Petroleum Ltd.	3,090	46,499
Woolworths Group Ltd.	3,827	89,776

(Cost $2,374,184)		2,577,041

Austria - 0.0%
Erste Group Bank AG*	708	15,566
OMV AG*	499	16,496

(Cost $29,352)		32,062

Belgium - 0.3%
Ageas SA/NV*	449	15,318
Anheuser-Busch InBev SA/NV	2,500	116,547
Galapagos NV*	131	26,717
Groupe Bruxelles Lambert SA	297	24,024
KBC Group NV	820	42,934
Sofina SA	67	18,334
Solvay SA	369	28,108
UCB SA	410	41,046
Umicore SA	471	20,873

(Cost $310,700)		333,901

Bermuda - 0.1%
Arch Capital Group Ltd.*	1,394	39,339
Athene Holding Ltd., Class A*	623	17,998
Everest Re Group Ltd.	124	24,603
RenaissanceRe Holdings Ltd.	105	17,625

(Cost $89,941)		99,565

Canada - 3.6%
Agnico Eagle Mines Ltd.	860	54,809
Algonquin Power & Utilities Corp.	1,270	17,715
Alimentation Couche-Tard, Inc., Class B	2,910	90,740
B2Gold Corp.	3,219	17,676
Bank of Montreal	2,050	100,735
Bank of Nova Scotia	3,950	157,663
Barrick Gold Corp.	5,767	138,146
BCE, Inc.	326	13,498
Brookfield Asset Management, Inc., Class A	4,332	135,489
CAE, Inc.	1,101	16,457
Cameco Corp.	1,668	18,053
Canadian Imperial Bank of Commerce	1,435	91,663
Canadian National Railway Co.	2,296	197,009
Canadian Natural Resources Ltd.	3,964	72,127
Canadian Pacific Railway Ltd.	451	112,603
Canadian Tire Corp. Ltd., Class A	234	19,913
Canopy Growth Corp.*	948	16,605
CCL Industries, Inc., Class B	696	23,359
Cenovus Energy, Inc.	4,069	17,663

CGI, Inc.*	674	42,902
Constellation Software, Inc.	63	71,338
Dollarama, Inc.	748	25,262
Emera, Inc.	557	22,059
Empire Co. Ltd., Class A	733	16,525
Enbridge, Inc.	6,547	212,107
Fairfax Financial Holdings Ltd.	56	15,496
First Quantum Minerals Ltd.	2,726	15,916
Fortis, Inc.	1,475	56,569
Franco-Nevada Corp.	586	81,935
George Weston Ltd.	231	16,622
Great-West Lifeco, Inc.	1,120	18,167
Hydro One Ltd., 144A	1,035	19,978
Imperial Oil Ltd.	1,094	17,025
Intact Financial Corp.	492	46,787
Inter Pipeline Ltd.	1,897	17,307
Kinross Gold Corp.*	3,944	25,538
Kirkland Lake Gold Ltd.	983	37,728
Loblaw Cos. Ltd.	738	36,393
Lululemon Athletica, Inc.*	369	110,735
Magna International, Inc.	802	33,688
Manulife Financial Corp.	6,260	77,446
Metro, Inc.	639	26,546
National Bank of Canada	1,107	48,022
Nutrien Ltd.	1,926	65,491
Onex Corp.	363	16,968
Open Text Corp.	695	28,761
Pan American Silver Corp.	642	18,807
Parkland Corp.	461	12,914
Pembina Pipeline Corp.	1,844	45,893
Power Corp. of Canada	2,378	38,555
Quebecor, Inc., Class B	791	17,323
Restaurant Brands International, Inc.	943	51,319
Ritchie Bros Auctioneers, Inc.	398	17,159
Rogers Communications, Inc., Class B	1,189	49,635
Royal Bank of Canada	4,388	283,591
Saputo, Inc.	661	16,178
Shaw Communications, Inc., Class B	1,611	27,075
Shopify, Inc., Class A*	328	247,974
Sun Life Financial, Inc.	1,967	67,213
Suncor Energy, Inc.	5,152	88,227
TC Energy Corp.	2,993	134,362
Teck Resources Ltd., Class B	2,336	22,106
TELUS Corp.	921	15,899
Thomson Reuters Corp.	536	35,762
TMX Group Ltd.	173	17,274
Toronto-Dominion Bank	5,484	234,008
Wheaton Precious Metals Corp.	1,248	53,561
WSP Global, Inc.	291	18,708
Yamana Gold, Inc.	2,991	16,121

(Cost $3,813,953)		4,044,898

Chile - 0.0%
Antofagasta PLC
(Cost $17,413)	1,599	17,325

China - 0.0%
BeiGene Ltd., ADR*(b)
(Cost $17,087)	108	17,878

Denmark - 0.8%
A.P. Moller - Maersk A/S, Class B	6	5,865
Ambu A/S, Class B	539	18,010
Carlsberg A/S, Class B	369	47,723
Chr Hansen Holding A/S	319	30,907
Coloplast A/S, Class B	409	68,668
Danske Bank A/S*	3,049	37,758
DSV PANALPINA A/S	697	73,646
Genmab A/S*	205	63,023
GN Store Nord A/S	372	20,080
Novo Nordisk A/S, Class B	5,604	364,849
Novozymes A/S, Class B	778	42,542
Orsted A/S, 144A	615	72,214
Pandora A/S	379	18,874
Vestas Wind Systems A/S	614	62,658

(Cost $864,345)		926,817

Finland - 0.4%
Elisa OYJ	532	33,364
Fortum OYJ	1,008	19,308
Kone OYJ, Class B	1,106	74,160
Neste OYJ	1,516	61,247
Nokia OYJ	18,833	74,693
Nordea Bank Abp*	10,810	73,044
Orion OYJ, Class B	337	18,031
Sampo OYJ, Class A*	1,598	57,095
Stora Enso OYJ, Class R*	1,464	17,954
UPM-Kymmene OYJ	1,721	49,716
Wartsila OYJ Abp	2,155	16,837

(Cost $434,396)		495,449

France - 3.5%
Accor SA*	813	22,925
Aeroports de Paris	124	12,917
Air Liquide SA	1,517	206,036
Airbus SE*	1,886	118,951
Alstom SA	615	25,886
Amundi SA, 144A*	244	18,171
Arkema SA	287	25,016
Atos SE*	320	24,141
AXA SA*	6,219	113,312
BioMerieux	132	18,956
BNP Paribas SA*	3,636	130,456
Bouygues SA*	738	22,608
Bureau Veritas SA*	1,230	25,024
Capgemini SE	533	54,604
Carrefour SA	2,049	31,123
Cie de Saint-Gobain	1,599	51,705

Cie Generale des Etablissements Michelin SCA*	573	57,912
Credit Agricole SA*	3,150	27,415
Danone SA*	2,008	137,500
Dassault Systemes SE	450	76,210
Edenred	819	34,236
Eiffage SA*	328	29,918
Electricite de France SA	2,500	22,125
Engie SA*	5,972	70,648
EssilorLuxottica SA*	902	116,137
Gecina SA REIT	206	26,512
Getlink SE*	1,435	20,719
Hermes International	106	88,172
Ingenico Group SA	101	13,954
Kering SA	246	128,500
Legrand SA	901	61,437
L’Oreal SA*	779	226,942
LVMH Moet Hennessy Louis Vuitton SE	859	358,316
Orange SA	6,423	77,483
Orpea	180	21,144
Pernod Ricard SA	696	108,465
Peugeot SA*	1,927	27,447
Publicis Groupe SA	1,025	29,097
Remy Cointreau SA	19	2,257
Renault SA	390	8,765
Safran SA*	875	83,568
Sanofi	3,595	350,024
Sartorius Stedim Biotech*	82	22,238
Schneider Electric SE	1,624	161,208
SCOR SE*	626	15,445
Societe Generale SA*	2,665	39,225
Sodexo SA	185	12,458
Teleperformance*	205	48,594
Thales SA	369	28,231
TOTAL SA	7,612	284,710
Ubisoft Entertainment SA*	187	14,490
Unibail-Rodamco-Westfield REIT	331	17,563
Valeo SA*	379	9,338
Veolia Environnement SA	1,926	42,173
Vinci SA	1,639	151,394
Vivendi SA	2,664	60,540
Worldline SA, 144A*	382	28,520

(Cost $3,693,937)		4,042,861

Germany - 3.0%
adidas AG*	614	162,004
Allianz SE	1,258	227,840
BASF SE*	2,682	145,124
Bayer AG	3,172	214,243
Bayerische Motoren Werke AG	1,106	64,712
Beiersdorf AG	328	34,391
Brenntag AG	532	28,056
Carl Zeiss Meditec AG*	161	16,494
Commerzbank AG*	4,554	17,735
Continental AG*	369	36,301
Covestro AG, 144A*	738	27,328
Daimler AG*	2,512	93,271
Delivery Hero SE, 144A*	369	35,373
Deutsche Bank AG*(c)	6,547	54,845
Deutsche Boerse AG	615	101,178
Deutsche Post AG*	3,172	98,724
Deutsche Telekom AG*	10,770	169,817
Deutsche Wohnen SE	883	39,504
E.ON SE	7,612	80,489
Evonik Industries AG	941	23,185
Fresenius Medical Care AG & Co. KGaA*	737	61,977
Fresenius SE & Co. KGaA*	1,352	64,968
GEA Group AG	590	17,582
Hannover Rueck SE	205	32,973
HeidelbergCement AG*	615	30,531
Henkel AG & Co. KGaA*	279	22,360
Infineon Technologies AG	4,196	88,009
Knorr-Bremse AG	170	17,999
LANXESS AG*	332	17,165
LEG Immobilien AG*	212	26,431
Merck KGaA	451	51,747
MTU Aero Engines AG*	137	22,082
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	412	93,766
Nemetschek SE*	229	18,060
Puma SE*	158	11,280
RWE AG*	2,050	67,931
SAP SE	3,172	400,471
Scout24 AG, 144A	304	23,248
Siemens AG	2,299	251,970
Siemens Healthineers AG, 144A	450	23,258
Symrise AG*	410	44,877
TeamViewer AG*	391	19,900
Uniper SE	659	20,598
United Internet AG	404	16,573
Volkswagen AG*	108	17,107
Vonovia SE*	1,640	94,460
Wirecard AG	409	43,020
Zalando SE, 144A*	648	43,854

(Cost $2,988,776)		3,314,811

Hong Kong - 1.1%
AIA Group Ltd.	37,538	304,382
ASM Pacific Technology Ltd.	1,700	15,462
Bank of East Asia Ltd.	8,000	14,429
BOC Hong Kong Holdings Ltd.	10,027	27,943
Budweiser Brewing Co. APAC Ltd., 144A	5,800	16,238
CK Asset Holdings Ltd.	7,278	39,578
CK Hutchison Holdings Ltd.	7,778	47,565

CK Infrastructure Holdings Ltd.	3,000	14,979
CLP Holdings Ltd.	4,751	46,554
Galaxy Entertainment Group Ltd.	5,925	39,979
Hang Lung Properties Ltd.	8,000	16,824
Hang Seng Bank Ltd.	2,000	30,422
Henderson Land Development Co. Ltd.	5,000	17,836
HKT Trust & HKT Ltd.(a)	9,092	12,926
Hong Kong & China Gas Co. Ltd.	41,138	69,209
Hong Kong Exchanges & Clearing Ltd.	4,128	143,902
Hongkong Land Holdings Ltd.	4,200	15,792
Jardine Matheson Holdings Ltd.	651	26,138
Jardine Strategic Holdings Ltd.	800	15,960
Link REIT	6,901	51,595
MTR Corp. Ltd.	4,728	22,661
New World Development Co. Ltd.	18,000	18,137
PCCW Ltd.	29,000	15,901
Power Assets Holdings Ltd.	3,266	18,182
Sino Land Co. Ltd.	14,000	16,310
Sun Hung Kai Properties Ltd.	4,177	47,962
Swire Pacific Ltd., Class A	3,000	15,559
Swire Properties Ltd.	6,000	13,361
Techtronic Industries Co. Ltd.	4,547	39,128
WH Group Ltd., 144A	40,133	34,588
Wharf Real Estate Investment Co. Ltd.	4,000	15,379
Wheelock & Co. Ltd.	3,000	20,262

(Cost $1,307,386)		1,245,143

Ireland - 1.3%
Accenture PLC, Class A	1,967	396,587
AerCap Holdings NV*	586	18,893
Allegion PLC	327	32,602
Aptiv PLC	860	64,801
CRH PLC	2,664	86,825
DCC PLC	285	23,720
Experian PLC	2,911	101,236
Flutter Entertainment PLC	87	11,057
Flutter Entertainment PLC	369	47,326
James Hardie Industries PLC CDI	1,244	21,429
Jazz Pharmaceuticals PLC*	165	19,688
Kerry Group PLC, Class A	533	65,988
Kingspan Group PLC	400	24,716
Medtronic PLC	4,109	405,065
Perrigo Co. PLC	450	24,646
Smurfit Kappa Group PLC	587	19,105
Trane Technologies PLC	778	70,183

(Cost $1,311,776)		1,433,867

Isle of Man - 0.0%
GVC Holdings PLC
(Cost $17,016)	1,736	17,015

Israel - 0.2%
Bank Hapoalim BM	2,826	17,351
Bank Leumi Le-Israel BM	4,014	21,242
Check Point Software Technologies Ltd.*	337	36,959
CyberArk Software Ltd.*	171	17,746
Elbit Systems Ltd.	123	17,133
Israel Discount Bank Ltd., Class A	5,486	17,397
Mizrahi Tefahot Bank Ltd.	855	16,747
Nice Ltd.*	193	34,899
Teva Pharmaceutical Industries Ltd., ADR*	3,378	42,326
Wix.com Ltd.*	163	36,240

(Cost $234,493)		258,040

Italy - 0.7%
Assicurazioni Generali SpA	3,108	43,163
Atlantia SpA*	1,196	19,417
Davide Campari-Milano SpA	2,214	17,978
DiaSorin SpA*	83	17,403
Enel SpA	25,654	196,929
Eni SpA	8,391	75,818
Ferrari NV	409	69,107
FinecoBank Banca Fineco SpA*	1,477	17,259
Intesa Sanpaolo SpA*	49,050	84,700
Moncler SpA*	901	33,525
Nexi SpA, 144A*	1,086	17,842
Poste Italiane SpA, 144A	2,016	17,702
Prysmian SpA	837	17,825
Recordati SpA	365	16,614
Snam SpA	7,120	33,137
Telecom Italia SpA*	27,254	10,065
Terna Rete Elettrica Nazionale SpA	6,055	40,883
UniCredit SpA*	6,629	56,527

(Cost $717,819)		785,894

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $17,347)	543	17,259

Luxembourg - 0.1%
ArcelorMittal SA*	1,582	15,142
Aroundtown SA	2,986	16,415
Eurofins Scientific SE	41	27,720
Tenaris SA	2,633	16,378

(Cost $72,271)		75,655

Macau - 0.0%
Sands China Ltd.	7,390	28,746
Wynn Macau Ltd.	9,200	15,549

(Cost $45,110)		44,295

Netherlands - 1.7%
Adyen NV, 144A*	56	73,691
Aegon NV	6,567	17,568
Akzo Nobel NV	696	56,981
ASML Holding NV	1,300	423,622
EXOR NV	350	18,867
Heineken Holding NV	409	33,712
Heineken NV	861	78,994
ING Groep NV	12,859	83,047

Just Eat Takeaway.com NV, 144A*	410	44,494
Koninklijke Ahold Delhaize NV	3,689	93,600
Koninklijke DSM NV	481	61,557
Koninklijke KPN NV	12,697	31,128
Koninklijke Philips NV*	2,911	132,080
Koninklijke Vopak NV	307	16,839
NN Group NV	819	25,299
NXP Semiconductors NV	942	90,526
Prosus NV*	1,509	125,219
QIAGEN NV*	778	34,019
Randstad NV	408	17,123
Royal Dutch Shell PLC, Class A	13,230	205,958
Royal Dutch Shell PLC, Class B	11,630	176,276
Wolters Kluwer NV	901	71,840

(Cost $1,783,077)		1,912,440

New Zealand - 0.1%
a2 Milk Co. Ltd.*	1,976	23,249
Auckland International Airport Ltd.	5,685	22,883
Fisher & Paykel Healthcare Corp. Ltd.	1,530	28,404
Meridian Energy Ltd.	5,555	16,340
Spark New Zealand Ltd.	5,771	15,796

(Cost $101,737)		106,672

Norway - 0.2%
DNB ASA*	2,652	36,069
Equinor ASA	3,308	48,037
Mowi ASA	1,181	22,241
Norsk Hydro ASA*	6,699	17,009
Orkla ASA	2,422	21,763
Telenor ASA	3,008	45,614
Yara International ASA	400	13,687

(Cost $188,379)		204,420

Portugal - 0.1%
EDP - Energias de Portugal SA	8,350	39,224
Galp Energia SGPS SA	1,070	12,753
Jeronimo Martins SGPS SA*	1,031	17,638

(Cost $64,606)		69,615

Singapore - 0.4%
Ascendas Real Estate Investment Trust REIT	8,700	19,266
CapitaLand Commercial Trust REIT	14,400	17,829
CapitaLand Ltd.*	12,300	25,150
CapitaLand Mall Trust REIT	12,400	17,810
DBS Group Holdings Ltd.	5,400	74,387
Genting Singapore Ltd.	36,200	20,105
Keppel Corp. Ltd.	4,400	18,398
Mapletree Logistics Trust REIT	12,700	18,420
Oversea-Chinese Banking Corp. Ltd.	9,700	58,678
Singapore Airlines Ltd.	5,550	15,000
Singapore Exchange Ltd.	2,400	14,060
Singapore Technologies Engineering Ltd.	7,800	17,604
Singapore Telecommunications Ltd.	28,600	50,385
United Overseas Bank Ltd.	4,100	56,566
Venture Corp. Ltd.	100	1,083
Wilmar International Ltd.	6,000	16,895

(Cost $444,317)		441,636

Spain - 0.8%
ACS Actividades de Construccion y Servicios SA	1,097	28,005
Aena SME SA, 144A*	206	29,376
Amadeus IT Group SA	1,394	72,786
Banco Bilbao Vizcaya Argentaria SA	21,743	67,551
Banco Santander SA	54,121	122,661
CaixaBank SA	7,622	14,239
Cellnex Telecom SA, 144A*	820	46,446
Enagas SA	752	16,905
Endesa SA	608	14,439
Ferrovial SA*	14	380
Ferrovial SA	1,598	43,408
Grifols SA	983	30,748
Iberdrola SA	17,472	188,286
Industria de Diseno Textil SA	3,566	99,364
Naturgy Energy Group SA	962	17,865
Red Electrica Corp. SA	1,763	31,063
Repsol SA	4,701	43,768
Siemens Gamesa Renewable Energy SA*	1,264	21,280
Telefonica SA	15,416	72,725

(Cost $876,135)		961,295

Sweden - 1.0%
Alfa Laval AB*	665	13,408
Assa Abloy AB, Class B	3,361	68,052
Atlas Copco AB, Class A	1,815	71,148
Atlas Copco AB, Class B	1,393	49,133
Autoliv, Inc.	258	16,404
Boliden AB	910	19,730
Epiroc AB, Class A	2,541	28,207
Epiroc AB, Class B	631	7,028
EQT AB*	1,006	15,910
Essity AB, Class B*	2,091	69,002
Evolution Gaming Group AB, 144A*	380	22,425
Hennes & Mauritz AB, Class B	2,623	39,589
Hexagon AB, Class B*	942	51,729
ICA Gruppen AB	492	23,105
Investor AB, Class B	1,516	80,642
Kinnevik AB, Class B	730	18,369
Lundin Energy AB	727	17,522
Nibe Industrier AB, Class B*	904	20,060
Sandvik AB*	3,636	60,186
Securitas AB, Class B*	579	7,672
Skandinaviska Enskilda Banken AB, Class A*	5,808	50,394
Skanska AB, Class B*	790	15,778
SKF AB, Class B	932	17,100
Svenska Cellulosa AB SCA, Class B*	1,661	20,722
Svenska Handelsbanken AB, Class A*	4,989	47,218

Swedbank AB, Class A*	3,213	40,255
Swedish Match AB	366	25,399
Tele2 AB, Class B	2,172	28,896
Telefonaktiebolaget LM Ericsson, Class B	9,990	90,838
Telia Co. AB	9,744	33,396
Volvo AB, Class B*	5,070	71,730

(Cost $1,028,761)		1,141,047

Switzerland - 3.9%
ABB Ltd.	5,932	116,639
Adecco Group AG	656	31,151
Alcon, Inc.*	1,394	89,789
Baloise Holding AG	206	29,291
Barry Callebaut AG	9	18,099
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	7	58,364
Chubb Ltd.	1,435	174,984
Cie Financiere Richemont SA	1,680	97,719
Coca-Cola HBC AG*	720	18,141
Credit Suisse Group AG	8,227	75,085
EMS-Chemie Holding AG	18	13,312
Garmin Ltd.	409	36,880
Geberit AG	123	59,829
Givaudan SA	25	89,700
Glencore PLC*	26,946	49,910
Julius Baer Group Ltd.	738	31,419
Kuehne + Nagel International AG*	206	29,677
LafargeHolcim Ltd.*	1,640	67,840
Logitech International SA	472	27,847
Lonza Group AG	246	120,734
Nestle SA	9,279	1,003,140
Novartis AG	6,683	577,589
Partners Group Holding AG	63	52,095
Roche Holding AG	2,179	754,609
Schindler Holding AG	73	16,899
Schindler Holding AG Participation Certificates	124	28,796
SGS SA	17	39,903
Sika AG	410	70,204
Sonova Holding AG	165	36,153
STMicroelectronics NV	2,255	55,409
Straumann Holding AG	41	33,203
Swatch Group AG - Bearer	78	15,581
Swiss Life Holding AG	83	29,150
Swiss Prime Site AG	195	18,146
Swiss Re AG	984	66,699
Swisscom AG	82	42,660
TE Connectivity Ltd.	1,066	86,613
Temenos AG	126	19,240
UBS Group AG	10,861	116,445
Vifor Pharma AG	99	15,056
Zurich Insurance Group AG	436	140,462

(Cost $4,284,919)		4,454,462

United Kingdom - 5.3%
3i Group PLC	3,213	32,771
Admiral Group PLC	586	16,902
Amcor PLC	4,763	48,630
Anglo American PLC	3,390	71,273
Aon PLC, Class A	694	136,683
Ashtead Group PLC	1,516	44,850
Associated British Foods PLC	1,189	26,768
AstraZeneca PLC	4,032	427,693
Auto Trader Group PLC, 144A	4,254	29,357
Aviva PLC	12,902	39,510
BAE Systems PLC	10,278	63,051
Barclays PLC	56,908	81,078
Barratt Developments PLC	2,738	16,823
Berkeley Group Holdings PLC	202	10,227
BP PLC	64,192	242,645
British American Tobacco PLC	7,162	282,411
British Land Co. PLC REIT	3,770	18,984
BT Group PLC	28,044	40,305
Bunzl PLC	1,107	25,818
Burberry Group PLC	1,022	18,896
CNH Industrial NV*	4,251	25,780
Coca-Cola European Partners PLC	819	30,876
Compass Group PLC	5,112	74,828
Croda International PLC	265	17,003
Diageo PLC	7,326	252,739
Direct Line Insurance Group PLC	5,026	16,441
Ferguson PLC	656	51,629
Fiat Chrysler Automobiles NV*	2,983	26,353
GlaxoSmithKline PLC	15,826	327,099
Halma PLC	1,353	38,974
Hargreaves Lansdown PLC	990	22,441
HSBC Holdings PLC	64,316	294,281
IHS Markit Ltd.	1,027	71,335
Imperial Brands PLC	3,049	55,279
Informa PLC	6,300	35,392
InterContinental Hotels Group PLC	574	27,470
Intertek Group PLC	533	36,282
J Sainsbury PLC	7,736	18,554
Johnson Matthey PLC	666	17,398
Kingfisher PLC	8,034	19,289
Land Securities Group PLC REIT	1,486	11,129
Legal & General Group PLC	19,611	48,126
Liberty Global PLC, Class C*	1,393	28,738
Linde PLC	1,681	340,134
Lloyds Banking Group PLC	233,754	86,321
London Stock Exchange Group PLC	1,024	101,658
M&G PLC	11,028	19,087
Melrose Industries PLC	21,458	30,548

Mondi PLC	1,598	29,792
National Grid PLC	11,261	128,918
Next PLC	397	23,873
Ocado Group PLC*	1,476	39,981
Pearson PLC	1,328	7,608
Pentair PLC	465	18,200
Persimmon PLC	907	25,712
Prudential PLC	8,228	106,504
Reckitt Benckiser Group PLC	2,105	187,998
RELX PLC	6,300	145,921
Rentokil Initial PLC	6,095	37,435
Rio Tinto Ltd.	1,130	70,059
Rio Tinto PLC	3,513	187,319
Rolls-Royce Holdings PLC*	7,366	24,733
Royal Bank of Scotland Group PLC	11,031	15,049
RSA Insurance Group PLC	3,605	17,573
Sage Group PLC	4,988	42,612
Schroders PLC	472	17,243
Segro PLC REIT	3,923	40,721
Severn Trent PLC	467	14,093
Smith & Nephew PLC	2,869	58,241
Smiths Group PLC	1,311	21,176
Spirax-Sarco Engineering PLC	287	35,021
SSE PLC	3,349	51,403
St James’s Place PLC	1,602	18,197
Standard Chartered PLC	8,720	39,715
Standard Life Aberdeen PLC	11,755	37,538
Taylor Wimpey PLC	9,355	16,608
Tesco PLC	27,229	76,853
Unilever NV	4,579	236,795
Unilever PLC	3,595	192,536
United Utilities Group PLC	2,665	30,233
Vodafone Group PLC	86,564	142,357
Whitbread PLC	455	14,220
Willis Towers Watson PLC	410	83,189
Wm Morrison Supermarkets PLC	10,113	23,343
WPP PLC	4,169	31,523

(Cost $5,774,994)		6,090,151

United States - 71.2%
3M Co.	1,804	282,218
A O Smith Corp.	390	18,525
Abbott Laboratories	5,480	520,162
AbbVie, Inc.	5,488	508,573
ABIOMED, Inc.*	124	27,764
Activision Blizzard, Inc.	2,459	176,999
Adobe, Inc.*	1,516	586,086
Advance Auto Parts, Inc.	246	34,273
Advanced Micro Devices, Inc.*	3,685	198,253
AES Corp.	2,419	30,213
Aflac, Inc.	1,932	70,460
Agilent Technologies, Inc.	943	83,116
AGNC Investment Corp. REIT	2,090	27,045
Air Products and Chemicals, Inc.	697	168,430
Akamai Technologies, Inc.*	533	56,391
Albemarle Corp.(b)	286	21,885
Alexandria Real Estate Equities, Inc. REIT	409	62,871
Alexion Pharmaceuticals, Inc.*	738	88,486
Align Technology, Inc.*	246	60,423
Alleghany Corp.	42	21,550
Alliant Energy Corp.	738	36,428
Allstate Corp.	939	91,844
Ally Financial, Inc.	899	15,679
Alnylam Pharmaceuticals, Inc.*	369	49,915
Alphabet, Inc., Class A*	933	1,337,474
Alphabet, Inc., Class C*	955	1,364,619
Altice USA, Inc., Class A*	1,001	25,746
Altria Group, Inc.	5,849	228,403
Amazon.com, Inc.*	1,319	3,221,486
Ameren Corp.	778	58,140
American Electric Power Co., Inc.	1,558	132,819
American Express Co.	2,213	210,390
American Financial Group, Inc.	293	17,650
American International Group, Inc.	2,951	88,707
American Tower Corp. REIT	1,394	359,889
American Water Works Co., Inc.	573	72,771
Ameriprise Financial, Inc.	323	45,243
AmerisourceBergen Corp.	532	50,721
AMETEK, Inc.	737	67,590
Amgen, Inc.	1,844	423,567
Amphenol Corp., Class A	984	95,015
Analog Devices, Inc.	1,106	124,923
Annaly Capital Management, Inc. REIT	5,563	34,268
ANSYS, Inc.*	286	80,938
Anthem, Inc.	761	223,818
Apollo Global Management, Inc.	513	24,419
Apple, Inc.	13,609	4,326,845
Applied Materials, Inc.	2,695	151,405
Aramark	653	16,906
Archer-Daniels-Midland Co.	1,722	67,692
Arista Networks, Inc.*	165	38,521
Arrow Electronics, Inc.*	249	17,201
Arthur J Gallagher & Co.	614	57,888
Assurant, Inc.	167	17,131
AT&T, Inc.	22,360	690,030
Atmos Energy Corp.	321	32,992
Autodesk, Inc.*	697	146,635
Automatic Data Processing, Inc.	1,353	198,201
AutoZone, Inc.*	67	76,907
Avalara, Inc.*	200	21,412
AvalonBay Communities, Inc. REIT	451	70,361
Avantor, Inc.*	1,136	21,550
Avery Dennison Corp.	287	31,762

Axalta Coating Systems Ltd.*	783	18,095
Baker Hughes Co.	1,740	28,727
Ball Corp.	1,024	72,970
Bank of America Corp.	24,355	587,443
Bank of New York Mellon Corp.	2,664	99,021
Bausch Health Cos., Inc.*	768	14,091
Baxter International, Inc.	1,476	132,855
Becton Dickinson and Co.	860	212,360
Berkshire Hathaway, Inc., Class B*	4,304	798,736
Best Buy Co., Inc.	779	60,832
Biogen, Inc.*	520	159,687
BioMarin Pharmaceutical, Inc.*	574	61,160
Bio-Rad Laboratories, Inc., Class A*	82	40,288
Black Knight, Inc.*	532	40,953
BlackRock, Inc.	478	252,690
Blackstone Group, Inc., Class A	1,944	110,419
Boeing Co.	1,680	245,028
Booking Holdings, Inc.*	124	203,288
Booz Allen Hamilton Holding Corp.	451	35,972
BorgWarner, Inc.	598	19,226
Boston Properties, Inc. REIT	403	34,650
Boston Scientific Corp.*	4,210	159,938
Bristol-Myers Squibb Co.	6,982	416,965
Broadcom, Inc.	1,229	357,971
Broadridge Financial Solutions, Inc.	368	44,565
Brown & Brown, Inc.	819	32,924
Brown-Forman Corp., Class B	943	62,172
Bunge Ltd.	466	18,183
Burlington Stores, Inc.*	206	43,192
C.H. Robinson Worldwide, Inc.	491	39,835
Cable One, Inc.	14	26,416
Cabot Oil & Gas Corp.	944	18,729
Cadence Design Systems, Inc.*	942	85,995
Camden Property Trust REIT	266	24,358
Campbell Soup Co.	614	31,302
Capital One Financial Corp.	1,517	103,217
Cardinal Health, Inc.	943	51,573
CarMax, Inc.*	533	46,931
Carnival Corp.(b)	1,927	30,331
Carrier Global Corp.*	2,291	46,897
Catalent, Inc.*	453	35,212
Caterpillar, Inc.	1,762	211,669
Cboe Global Markets, Inc.	328	34,919
CBRE Group, Inc., Class A*	1,230	54,095
CDK Global, Inc.	428	16,825
CDW Corp.	491	54,457
Celanese Corp.	410	36,863
Centene Corp.*	1,844	122,165
CenterPoint Energy, Inc.	1,885	33,515
CenturyLink, Inc.	3,376	33,186
Cerner Corp.	983	71,661
CF Industries Holdings, Inc.	603	17,710
Charles Schwab Corp.	3,371	121,053
Charter Communications, Inc., Class A*	479	260,576
Cheniere Energy, Inc.*	644	28,561
Chevron Corp.	5,829	534,519
Chipotle Mexican Grill, Inc.*	82	82,321
Church & Dwight Co., Inc.	778	58,404
Cigna Corp.	1,144	225,734
Cincinnati Financial Corp.	491	28,944
Cintas Corp.	287	71,165
Cisco Systems, Inc.	13,148	628,737
Citigroup, Inc.	6,710	321,476
Citizens Financial Group, Inc.	1,093	26,341
Citrix Systems, Inc.	331	49,028
Clorox Co.	409	84,356
CME Group, Inc.	1,147	209,442
CMS Energy Corp.	861	50,437
Coca-Cola Co.	12,614	588,822
Cognex Corp.	574	32,569
Cognizant Technology Solutions Corp., Class A	1,599	84,747
Colgate-Palmolive Co.	2,582	186,756
Comcast Corp., Class A	14,004	554,558
Comerica, Inc.	510	18,539
Conagra Brands, Inc.	1,557	54,168
Concho Resources, Inc.	574	31,294
ConocoPhillips	3,305	139,405
Consolidated Edison, Inc.	1,106	83,016
Constellation Brands, Inc., Class A	533	92,049
Cooper Cos., Inc.	124	39,306
Copart, Inc.*	697	62,305
Corning, Inc.	2,583	58,867
Corteva, Inc.	2,541	69,395
CoStar Group, Inc.*	123	80,786
Costco Wholesale Corp.	1,365	421,062
Coupa Software, Inc.*	199	45,274
Crowdstrike Holdings, Inc., Class A*	306	26,870
Crown Castle International Corp. REIT	1,311	225,702
Crown Holdings, Inc.*	492	32,192
CSX Corp.	2,378	170,217
Cummins, Inc.	428	72,589
CVS Health Corp.	3,991	261,690
D.R. Horton, Inc.	1,147	63,429
Danaher Corp.	1,926	320,891
Darden Restaurants, Inc.	450	34,587
Datadog, Inc., Class A*	313	22,308
DaVita, Inc.*	253	20,483
Deere & Co.	863	131,280
Dell Technologies, Inc., Class C*	615	30,529
DENTSPLY SIRONA, Inc.	738	34,332
DexCom, Inc.*	286	108,197

Diamondback Energy, Inc.	485	20,651
Digital Realty Trust, Inc. REIT	860	123,462
Discover Financial Services	1,065	50,598
Discovery, Inc., Class C*	1,393	27,289
DISH Network Corp., Class A*	742	23,484
DocuSign, Inc.*	521	72,805
Dollar General Corp.	820	157,038
Dollar Tree, Inc.*	819	80,156
Dominion Energy, Inc.	2,582	219,496
Domino’s Pizza, Inc.	123	47,458
Dover Corp.	492	47,847
Dow, Inc.	2,419	93,373
Dropbox, Inc., Class A*	753	16,995
DTE Energy Co.	614	66,048
Duke Energy Corp.	2,263	193,781
Duke Realty Corp. REIT	1,230	42,410
DuPont de Nemours, Inc.	2,459	124,745
Dynatrace, Inc.*	449	17,273
E*TRADE Financial Corp.	819	37,297
East West Bancorp, Inc.	500	17,475
Eastman Chemical Co.	380	25,870
Eaton Corp. PLC	1,219	103,493
eBay, Inc.	2,501	113,896
Ecolab, Inc.	779	165,600
Edison International	1,107	64,328
Edwards Lifesciences Corp.*	644	144,720
Elanco Animal Health, Inc.*	1,147	24,557
Electronic Arts, Inc.*	846	103,956
Eli Lilly and Co.	2,664	407,459
Emerson Electric Co.	1,714	104,588
Entergy Corp.	615	62,619
EOG Resources, Inc.	1,767	90,064
EPAM Systems, Inc.*	165	38,056
Equifax, Inc.	410	62,960
Equinix, Inc. REIT	267	186,267
Equitable Holdings, Inc.	1,151	21,996
Equity LifeStyle Properties, Inc. REIT	574	35,760
Equity Residential REIT	1,229	74,428
Erie Indemnity Co., Class A	96	17,303
Essential Utilities, Inc.	655	28,663
Essex Property Trust, Inc. REIT	175	42,485
Estee Lauder Cos., Inc., Class A	643	126,973
Evergy, Inc.	738	45,527
Eversource Energy	1,066	89,224
Exact Sciences Corp.*	492	42,253
Exelon Corp.	3,172	121,519
Expedia Group, Inc.	451	35,845
Expeditors International of Washington, Inc.	573	43,760
Extra Space Storage, Inc. REIT	305	29,509
Exxon Mobil Corp.	13,057	593,702
F5 Networks, Inc.*	164	23,767
Facebook, Inc., Class A*	7,455	1,678,046
FactSet Research Systems, Inc.	123	37,824
Fair Isaac Corp.*	80	32,212
Fastenal Co.	1,804	74,433
Federal Realty Investment Trust REIT	116	9,270
FedEx Corp.	819	106,929
Fidelity National Financial, Inc.	942	30,050
Fidelity National Information Services, Inc.	1,885	261,695
Fifth Third Bancorp	2,131	41,320
First Republic Bank	533	57,655
FirstEnergy Corp.	1,681	71,039
Fiserv, Inc.*	1,844	196,884
FleetCor Technologies, Inc.*	287	69,968
FLIR Systems, Inc.	390	18,018
FMC Corp.	451	44,383
Ford Motor Co.	12,327	70,387
Fortinet, Inc.*	491	68,347
Fortive Corp.	1,025	62,504
Fortune Brands Home & Security, Inc.	533	32,492
Fox Corp., Class A	1,189	34,683
Fox Corp., Class B	608	17,498
Franklin Resources, Inc.	914	17,247
Freeport-McMoRan, Inc.	4,319	39,173
Gartner, Inc.*	328	39,918
General Dynamics Corp.	779	114,381
General Electric Co.	27,416	180,123
General Mills, Inc.	1,861	117,317
General Motors Co.	4,196	108,592
Genuine Parts Co.	450	37,534
Gilead Sciences, Inc.	3,909	304,237
Global Payments, Inc.	892	160,105
Globe Life, Inc.	368	28,343
GoDaddy, Inc., Class A*	574	44,341
Goldman Sachs Group, Inc.	973	191,185
Guidewire Software, Inc.*	227	23,286
Halliburton Co.	2,576	30,268
Hartford Financial Services Group, Inc.	1,106	42,349
Hasbro, Inc.	369	27,125
HCA Healthcare, Inc.	819	87,551
HD Supply Holdings, Inc.*	557	17,662
Healthpeak Properties, Inc. REIT	1,680	41,395
HEICO Corp.	185	18,641
HEICO Corp., Class A	221	18,553
Henry Schein, Inc.*	533	32,364
Hershey Co.	451	61,192
Hess Corp.	791	37,549
Hewlett Packard Enterprise Co.	4,373	42,462
Hilton Worldwide Holdings, Inc.	860	68,207
HollyFrontier Corp.	556	17,486
Hologic, Inc.*	942	49,926
Home Depot, Inc.	3,377	839,117

Honeywell International, Inc.	2,254	328,746
Hormel Foods Corp.	902	44,045
Host Hotels & Resorts, Inc. REIT	2,419	28,883
Howmet Aerospace, Inc.	1,360	17,789
HP, Inc.	4,865	73,656
Humana, Inc.	407	167,135
Huntington Bancshares, Inc.	2,498	22,207
Huntington Ingalls Industries, Inc.	124	24,786
IAC/interactivecorp*	223	60,293
IDEX Corp.	246	39,205
IDEXX Laboratories, Inc.*	262	80,927
Illinois Tool Works, Inc.	1,025	176,771
Illumina, Inc.*	451	163,736
Incyte Corp.*	574	58,496
Ingersoll Rand, Inc.*	941	26,536
Ingredion, Inc.	211	17,773
Insulet Corp.*	205	38,657
Intel Corp.	13,283	835,899
Intercontinental Exchange, Inc.	1,763	171,452
International Business Machines Corp.	2,706	337,979
International Flavors & Fragrances, Inc.	328	43,686
International Paper Co.	1,270	43,243
Interpublic Group of Cos., Inc.	1,312	22,448
Intuit, Inc.	820	238,062
Intuitive Surgical, Inc.*	368	213,451
Invitation Homes, Inc. REIT	1,804	47,445
Ionis Pharmaceuticals, Inc.*	352	19,786
IPG Photonics Corp.*	106	16,472
IQVIA Holdings, Inc.*	532	79,545
Iron Mountain, Inc. REIT	1,025	26,404
Jack Henry & Associates, Inc.	246	44,492
Jacobs Engineering Group, Inc.	451	37,893
JB Hunt Transport Services, Inc.	287	34,345
JM Smucker Co.	369	42,040
Johnson & Johnson	8,159	1,213,651
Johnson Controls International PLC	2,582	81,101
Jones Lang LaSalle, Inc.	205	20,992
JPMorgan Chase & Co.	9,479	922,401
Juniper Networks, Inc.	814	19,748
Kansas City Southern	327	49,220
Kellogg Co.	860	56,167
Keurig Dr Pepper, Inc.	962	26,859
KeyCorp	2,482	29,412
Keysight Technologies, Inc.*	484	52,335
Kimberly-Clark Corp.	985	139,318
Kinder Morgan, Inc.	6,052	95,622
KKR & Co., Inc.	1,722	47,785
KLA Corp.	492	86,572
Knight-Swift Transportation Holdings, Inc.	417	17,351
Kraft Heinz Co.	2,173	66,211
Kroger Co.	2,311	75,385
L3Harris Technologies, Inc.	647	129,044
Laboratory Corp. of America Holdings*	287	50,317
Lam Research Corp.	450	123,151
Lamb Weston Holdings, Inc.	492	29,550
Las Vegas Sands Corp.	1,066	51,104
Lear Corp.	161	17,074
Leidos Holdings, Inc.	451	47,486
Lennar Corp., Class A	943	57,014
Lennox International, Inc.	123	26,302
Liberty Broadband Corp., Class C*	328	44,811
Liberty Media Corp.-Liberty Formula One, Class C*	671	23,250
Liberty Media Corp-Liberty SiriusXM, Class C*	512	18,673
Lincoln National Corp.	541	20,520
Live Nation Entertainment, Inc.*	487	23,941
LKQ Corp.*	1,189	32,650
Lockheed Martin Corp.	776	301,429
Loews Corp.	902	29,982
Lowe’s Cos., Inc.	2,418	315,186
LyondellBasell Industries NV, Class A	820	52,283
M&T Bank Corp.	450	47,547
Marathon Petroleum Corp.	1,984	69,718
Markel Corp.*	41	36,794
MarketAxess Holdings, Inc.	123	62,557
Marriott International, Inc., Class A	761	67,348
Marsh & McLennan Cos., Inc.	1,599	169,366
Martin Marietta Materials, Inc.	205	39,378
Marvell Technology Group Ltd.	2,091	68,208
Masco Corp.	983	45,857
Masimo Corp.*	140	33,627
Mastercard, Inc., Class A	2,767	832,563
Match Group, Inc.*	191	17,007
Maxim Integrated Products, Inc.	902	52,027
McCormick & Co., Inc.	409	71,640
McDonald’s Corp.	2,336	435,244
McKesson Corp.	492	78,066
Medical Properties Trust, Inc. REIT	1,762	31,857
Merck & Co., Inc.	7,852	633,813
MetLife, Inc.	2,459	88,549
Mettler-Toledo International, Inc.*	82	65,190
MGM Resorts International	1,885	32,384
Microchip Technology, Inc.	819	78,640
Micron Technology, Inc.*	3,308	158,486
Microsoft Corp.	22,440	4,112,130
Mid-America Apartment Communities, Inc. REIT	304	35,373
Moderna, Inc.*	646	39,729
Mohawk Industries, Inc.*	246	22,927
Molina Healthcare, Inc.*	176	32,704
Molson Coors Beverage Co., Class B	499	18,942

Mondelez International, Inc., Class A	4,387	228,650
MongoDB, Inc.*	134	31,103
Monster Beverage Corp.*	1,271	91,398
Moody’s Corp.	509	136,112
Morgan Stanley	3,615	159,783
Mosaic Co.	1,486	17,966
Motorola Solutions, Inc.	492	66,582
MSCI, Inc.	238	78,266
Mylan NV*	1,722	29,395
Nasdaq, Inc.	368	43,593
National Oilwell Varco, Inc.	1,361	16,972
National Retail Properties, Inc. REIT	656	20,592
NetApp, Inc.	778	34,652
Netflix, Inc.*	1,357	569,574
Neurocrine Biosciences, Inc.*	287	35,806
Newell Brands, Inc.	1,353	17,792
Newmont Corp.	2,381	139,217
News Corp., Class A	1,476	18,081
NextEra Energy, Inc.	1,525	389,729
Nielsen Holdings PLC	1,228	17,057
NIKE, Inc., Class B	3,841	378,646
NiSource, Inc.	1,270	30,264
Nordson Corp.	152	28,629
Norfolk Southern Corp.	820	146,198
Northern Trust Corp.	655	51,752
Northrop Grumman Corp.	492	164,918
NortonLifeLock, Inc.	2,091	47,633
NRG Energy, Inc.	725	26,136
Nucor Corp.	1,025	43,316
NVIDIA Corp.	1,894	672,408
NVR, Inc.*	10	32,216
Occidental Petroleum Corp.	2,385	30,886
OGE Energy Corp.	544	17,038
Okta, Inc.*	368	71,973
Old Dominion Freight Line, Inc.	328	56,118
Omega Healthcare Investors, Inc. REIT	861	26,812
Omnicom Group, Inc.	738	40,435
ON Semiconductor Corp.*	1,133	18,683
ONEOK, Inc.	1,255	46,046
Oracle Corp.	7,079	380,638
O’Reilly Automotive, Inc.*	246	102,641
Otis Worldwide Corp.	1,312	69,077
Owens Corning	372	19,530
PACCAR, Inc.	1,107	81,763
Packaging Corp. of America	328	33,262
Palo Alto Networks, Inc.*	328	77,169
Parker-Hannifin Corp.	350	62,989
Paychex, Inc.	942	68,088
Paycom Software, Inc.*	164	48,746
PayPal Holdings, Inc.*	3,443	533,699
People’s United Financial, Inc.	1,487	17,026
PepsiCo, Inc.	4,333	570,006
PerkinElmer, Inc.	410	41,193
Pfizer, Inc.	17,113	653,545
Philip Morris International, Inc.	4,814	353,155
Phillips 66	1,340	104,868
Pinnacle West Capital Corp.	409	31,861
Pinterest, Inc., Class A*	1,077	21,852
Pioneer Natural Resources Co.	473	43,327
PNC Financial Services Group, Inc.	1,272	145,059
PPG Industries, Inc.	779	79,201
PPL Corp.	2,378	66,441
Principal Financial Group, Inc.	943	36,419
Procter & Gamble Co.	7,658	887,715
Progressive Corp.	1,885	146,427
Prologis, Inc. REIT	2,336	213,744
Prudential Financial, Inc.	1,137	69,312
PTC, Inc.*	305	23,296
Public Service Enterprise Group, Inc.	1,598	81,562
Public Storage REIT	443	89,814
PulteGroup, Inc.	1,024	34,785
Qorvo, Inc.*	369	38,649
QUALCOMM, Inc.	3,513	284,131
Quest Diagnostics, Inc.	451	53,344
Raymond James Financial, Inc.	272	18,844
Raytheon Technologies Corp.	4,623	298,276
Realty Income Corp. REIT	918	50,775
Regency Centers Corp. REIT	655	28,027
Regeneron Pharmaceuticals, Inc.*	314	192,422
Regions Financial Corp.	2,455	27,766
Reinsurance Group of America, Inc.	192	17,424
Republic Services, Inc.	697	59,566
ResMed, Inc.	450	72,369
RingCentral, Inc., Class A*(b)	246	67,465
Robert Half International, Inc.	340	17,252
Rockwell Automation, Inc.	369	79,763
Roku, Inc.*	328	35,919
Rollins, Inc.	418	17,472
Roper Technologies, Inc.	328	129,166
Ross Stores, Inc.	1,148	111,310
Royal Caribbean Cruises Ltd.	737	38,228
RPM International, Inc.	369	27,594
S&P Global, Inc.	753	244,740
salesforce.com, Inc.*	2,582	451,308
Sarepta Therapeutics, Inc.*	205	31,215
SBA Communications Corp. REIT	369	115,914
Schlumberger Ltd.	4,031	74,453
Seagate Technology PLC	820	43,493
Sealed Air Corp.	547	17,559
Seattle Genetics, Inc.*	369	58,010
SEI Investments Co.	322	17,459
Sempra Energy	854	107,869

Sensata Technologies Holding PLC*	456	16,256
ServiceNow, Inc.*	571	221,508
Sherwin-Williams Co.	260	154,401
Signature Bank	173	17,803
Simon Property Group, Inc. REIT	859	49,564
Sirius XM Holdings, Inc.	2,228	12,967
Skyworks Solutions, Inc.	573	67,923
Slack Technologies, Inc., Class A*	906	31,755
Snap, Inc., Class A*	3,115	58,998
Snap-on, Inc.	123	15,952
Southern Co.	3,279	187,133
Southwest Airlines Co.	592	19,003
Splunk, Inc.*	492	91,433
Square, Inc., Class A*	1,188	96,323
SS&C Technologies Holdings, Inc.	819	47,416
Stanley Black & Decker, Inc.	491	61,596
Starbucks Corp.	3,607	281,310
State Street Corp.	1,229	74,920
Steel Dynamics, Inc.	677	17,981
STERIS PLC	286	47,445
Stryker Corp.	1,066	208,648
Sun Communities, Inc. REIT	246	33,749
SVB Financial Group*	206	44,239
Synchrony Financial	1,968	40,088
Synopsys, Inc.*	492	89,008
Sysco Corp.	1,517	83,678
T. Rowe Price Group, Inc.	738	89,224
Take-Two Interactive Software, Inc.*	409	55,694
Target Corp.	1,599	195,606
TD Ameritrade Holding Corp.	942	35,108
Teladoc Health, Inc.*	212	36,901
Teledyne Technologies, Inc.*	123	46,017
Teleflex, Inc.	124	44,995
Teradyne, Inc.	574	38,469
Tesla, Inc.*	458	382,430
Texas Instruments, Inc.	2,869	340,665
Textron, Inc.	901	27,904
Thermo Fisher Scientific, Inc.	1,223	427,059
Tiffany & Co.	369	47,280
TJX Cos., Inc.	3,841	202,651
T-Mobile US, Inc.*	1,393	139,356
Tractor Supply Co.	410	50,028
Trade Desk, Inc., Class A*	121	37,699
Tradeweb Markets, Inc., Class A	271	17,875
TransDigm Group, Inc.	164	69,670
TransUnion	614	52,982
Travelers Cos., Inc.	684	73,174
Trimble, Inc.*	860	33,643
Truist Financial Corp.	4,333	159,368
Twilio, Inc., Class A*	410	81,016
Twitter, Inc.*	2,500	77,425
Tyler Technologies, Inc.*	123	46,163
Tyson Foods, Inc., Class A	943	57,938
Uber Technologies, Inc.*	2,906	105,546
UDR, Inc. REIT	984	36,388
UGI Corp.	566	18,021
Ulta Beauty, Inc.*	165	40,262
Union Pacific Corp.	2,111	358,574
United Parcel Service, Inc., Class B	2,214	220,758
United Rentals, Inc.*	246	34,167
UnitedHealth Group, Inc.	2,935	894,735
Universal Health Services, Inc., Class B	286	30,159
US Bancorp	4,208	149,636
Vail Resorts, Inc.	122	24,196
Valero Energy Corp.	1,260	83,966
Varian Medical Systems, Inc.*	328	39,816
Veeva Systems, Inc., Class A*	410	89,737
Ventas, Inc. REIT	1,270	44,387
VEREIT, Inc. REIT	4,414	24,189
VeriSign, Inc.*	291	63,732
Verisk Analytics, Inc.	446	77,015
Verizon Communications, Inc.	12,765	732,456
Vertex Pharmaceuticals, Inc.*	819	235,839
VF Corp.	1,107	62,103
ViacomCBS, Inc., Class B(b)	1,626	33,723
VICI Properties, Inc. REIT	1,640	32,177
Visa, Inc., Class A	5,274	1,029,696
Vistra Energy Corp.	1,271	25,979
VMware, Inc., Class A*	287	44,849
Vornado Realty Trust REIT	696	25,202
Voya Financial, Inc.	391	17,615
Vulcan Materials Co.	451	48,852
W.R. Berkley Corp.	492	28,511
W.W. Grainger, Inc.	131	40,560
Walgreens Boots Alliance, Inc.	2,418	103,829
Walmart, Inc.	4,415	547,725
Walt Disney Co.	5,584	655,003
Waste Connections, Inc.	901	84,730
Waste Management, Inc.	1,353	144,433
Waters Corp.*	206	41,169
Wayfair, Inc., Class A*	199	34,138
WEC Energy Group, Inc.	984	90,262
Wells Fargo & Co.	12,329	326,349
Welltower, Inc. REIT	1,393	70,583
West Pharmaceutical Services, Inc.	246	53,146
Western Digital Corp.	1,024	45,435
Western Union Co.	1,435	28,729
Westinghouse Air Brake Technologies Corp.	485	29,619
Westrock Co.	697	19,558
Weyerhaeuser Co. REIT	2,025	40,885
Whirlpool Corp.	164	19,978
Williams Cos., Inc.	3,693	75,448

Workday, Inc., Class A*	533	97,768
WP Carey, Inc. REIT	466	27,918
Wynn Resorts Ltd.	209	17,406
Xcel Energy, Inc.	1,681	109,315
Xilinx, Inc.	819	75,307
XPO Logistics, Inc.*	265	20,885
Xylem, Inc.	574	38,079
Yum! Brands, Inc.	1,066	95,652
Zebra Technologies Corp., Class A*	165	43,118
Zillow Group, Inc., Class C*	411	23,834
Zimmer Biomet Holdings, Inc.	614	77,573
Zions Bancorp NA	561	18,460
Zoetis, Inc.	1,516	211,315
Zoom Video Communications, Inc., Class A*	327	58,690

(Cost $75,748,096)		81,026,180

TOTAL COMMON STOCKS (Cost $108,755,806)		116,306,928

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Henkel AG & Co. KGaA*	574	51,258
Porsche Automobil Holding SE	493	26,822
Sartorius AG*	123	45,615
Volkswagen AG*	615	90,643

(Cost $188,304)		214,338

TOTAL PREFERRED STOCKS (Cost $188,304)		214,338

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(d)(e)
(Cost $21,003)	21,003	21,003

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.12%(d)
(Cost $24,617)	24,617	24,617

TOTAL INVESTMENTS - 102.4% (Cost $108,989,730)		$116,566,886
Other assets and liabilities, net - (2.4%)		(2,722,469)

NET ASSETS - 100.0%		$113,844,417

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2020 is as follows:

Value ($) at 4/8/2020 (Commenc -ement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG(c)
—	43,057	—	—	11,788	—	—	6,547	54,845
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(d)(e)
—	21,003(f)	—	—	—	19	—	21,003	21,003
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.12%(d)
—	5,099,736	(5,075,119)	—	—	97	—	24,617	24,617

—	5,163,796	(5,075,119)	—	11,788	116	—	52,167	100,465

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $164,529, which is 0.1% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $144,913.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2020 the Xtrackers MSCI Kokusai Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Information Technology	$24,557,833	21.1%
Health Care	17,334,325	14.9
Financials	15,057,890	12.9
Consumer Discretionary	11,807,265	10.1
Industrials	10,747,674	9.2
Communication Services	10,367,942	8.9
Consumer Staples	9,878,025	8.5
Materials	4,959,177	4.3
Utilities	4,201,027	3.6
Energy	4,199,105	3.6
Real Estate	3,411,003	2.9

Total	$116,521,266	100.0%

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(g)
E-Mini S&P 500 Futures	USD	1	$146,937	$152,100	6/19/2020	$5,163

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2020.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$116,306,928	$—	$—	$116,306,928
Preferred Stocks	214,338	—	—	214,338
Short-Term Investments(h)	45,620	—	—	45,620
Derivatives(i)
Futures Contracts	5,163	—	—	5,163

TOTAL	$116,572,049	$—	$—	$116,572,049

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.